Statutory and other information - Fees and emoluments - non-executive directors (Details) - EUR (€)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Directors
Disclosure of transactions between related parties [line items]
Fees	€ 1,100,000	€ 600,000	€ 600,000
Share based compensation	3,100,000	1,900,000	1,900,000
Total key management personnel compensation	6,000,000.0	3,400,000	3,500,000
Non-executive director
Disclosure of transactions between related parties [line items]
Fees	1,084,300	566,700	550,000.0
Share based compensation	200,000.0	72,500	80,100
Total key management personnel compensation	1,284,300	639,200	630,100
Eamonn Brennan
Disclosure of transactions between related parties [line items]
Fees	75,000.0
Roisin Brennan
Disclosure of transactions between related parties [line items]
Fees	100,000.0	50,000.0	50,000.0
Michael Cawley
Disclosure of transactions between related parties [line items]
Fees	75,000.0	50,000.0	50,000.0
Emer Daly
Disclosure of transactions between related parties [line items]
Fees	75,000.0	50,000.0	50,000.0
Geoff Doherty
Disclosure of transactions between related parties [line items]
Fees	88,700	50,000.0	25,000.0
Bertrand Grabowski
Disclosure of transactions between related parties [line items]
Fees	37,500
Elisabeth Kstinger
Disclosure of transactions between related parties [line items]
Fees	75,000.0
Stan McCarthy
Disclosure of transactions between related parties [line items]
Fees	150,000.0	100,000.0	100,000.0
Howard Millar
Disclosure of transactions between related parties [line items]
Fees	75,000.0	50,000.0	50,000.0
Dick Milliken
Disclosure of transactions between related parties [line items]
Fees	45,600	50,000.0	50,000.0
Roberta Neri
Disclosure of transactions between related parties [line items]
Fees	12,500
Anne Nolan
Disclosure of transactions between related parties [line items]
Fees	75,000.0	16,700
Mike O Brien
Disclosure of transactions between related parties [line items]
Fees	100,000.0	75,000.0	75,000.0
Julie O Neill
Disclosure of transactions between related parties [line items]
Fees		25,000.0	50,000.0
Louise Phelan
Disclosure of transactions between related parties [line items]
Fees	€ 100,000.0	€ 50,000.0	€ 50,000.0